Financial instruments - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in fair value measurement, liabilities [abstract]
Payments		$ 20
Level 3 | Contingent consideration liabilities
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (157)	(243)
Accretion for passage of time	(7)	(9)
Adjustments for changes in assumptions	0	40
Payments	15	20
Balance as of June 30	$ (149)	$ (192)